ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable Tables
Accounts receivable
	December 31, 2014	December 31, 2015
Accounts receivable	$65,929	$32,134
Less: Allowance for doubtful accounts	(10,000)	0
	$55,929	$32,134